Subsequent Events (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 23, 2019	Sep. 24, 2019	Jul. 31, 2019	Aug. 02, 2019	Aug. 01, 2019
Disclosure of non-adjusting events after reporting period [line items]
Cash consideration of investment			$ 13,427
Subsequent events
Disclosure of non-adjusting events after reporting period [line items]
Letter of credit				$ 2,581	$ 3,142
Subsequent events | HEXO MED
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership holding		51.00%	33.30%
Cash consideration of investment		$ 729
Subsequent events | 8.0% unsecured debentures
Disclosure of non-adjusting events after reporting period [line items]
Notes and debentures issued	$ 70,001
Borrowings, interest rate	8.00%
Conversion price	$ 3.16
Weighted average trading price required to trigger forced conversion	$ 7.50
Period of time for trade price to exceed threshold price to trigger automatic conversion	15 days
Number of days notice for whole or in part debentures repurchase	30 days
Percentage of principal convertible debentures for change of control	115.00%
Percentage of principal convertible debentures outstanding for change of control tendered for redemption	90.00%